Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 924	$ 1,156
Unrecognized tax benefits related to prior years	37	30
Unrecognized tax benefits related to the current year	0	0
Settlements	0	0
Revaluation of prior year reserve at 21% rate		(262)
Ending balance	$ 961	$ 924